LIQUIDITY AND MANAGEMENT'S PLAN (Details) - USD ($)	1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Oct. 31, 2025	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
LIQUIDITY AND MANAGEMENT'S PLAN
Accumulated deficit		$ 404,451,992				$ 404,451,992		$ 379,160,375	$ 309,672,755
Net loss		$ (6,665,159)	$ (18,606,182)	$ (3,336,120)	$ (2,668,713)	(25,271,341)	$ (6,004,833)	(15,349,246)	(7,088,306)
Operating cash flow						7,594,751	6,539,093	12,242,654	13,590,228
Net proceeds from exercise of warrants						$ 731,764	$ 1,492,772	$ 2,508,133	$ 394
Subsequent events
LIQUIDITY AND MANAGEMENT'S PLAN
Net proceeds from exercise of warrants	$ 732,000
Subsequent events | Private Placement [Member]
LIQUIDITY AND MANAGEMENT'S PLAN
Gross proceeds	$ 26,800,000